INTANGIBLE ASSETS, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 11,365	$ 12,326	$ 11,855
Intangible assets, net	16,468	29,518	33,890
Impairment of intangible assets	(3,736)		$ 0
NationSky [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets		1,262
NQ Shenzhen [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets		298
Ruifeng Tianxia Network Technology Limited [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets	104
Yipai [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets	2,423
Security Group [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets	$ 3,632
Weighted Average [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	3 years 5 months 5 days
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	5 years
Intangible assets, net	$ 1,753	2,636
Impairment of intangible assets
Internet Domain Names [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	10 years
Intangible assets, net	$ 697	856
Impairment of intangible assets